Discontinued Operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statements of Operations and Comprehensive Income (Loss)
Revenue	$ 186,402	$ 203,300	$ 167,624
Loss before Income tax	(103,517)	(231,290)	(226,463)
Loss after Income tax for the period from discontinued operations	(4,917)	(25,128)	(19,337)
Statements of Cash Flows
Net cash flows used in operating activities	(72,976)	(240,178)	(171,179)
Net cash flows (used in) / from investing activities	62,533	212,247	(404,810)
Discontinued operations
Statements of Operations and Comprehensive Income (Loss)
Revenue	14,632	18,582	10,310
Expenses	(19,549)	(43,710)	(29,647)
Loss before Income tax	(4,917)	(25,128)	(19,337)
Statements of Cash Flows
Net cash flows used in operating activities	(6,729)	(24,147)	(16,114)
Net cash flows (used in) / from investing activities	$ 47	$ (227)	$ 164